SCHEDULE OF INCOME TAX EXPENSE BENEFIT (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Current:
Federal
State
Total current
Deferred:
Federal					(108,018)
State
Less: valuation allowance					108,018
Total deferred
Total income tax provision (benefit)		$ 236,202	$ (172,997)	$ 224,400